Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
Covista Retirement Plan (the "Plan")
Schedule of Assets (Held at End of Year)
Schedule of Assets (Held at End of Year)

Covista Retirement Plan

Plan # 001; Plan EIN: 36-3150143

Form 5500, Schedule H, Part IV, Line 4(i)
Schedule of Assets (Held at End of Year)

At December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of issuer, borrower, lessor, or similar party	Description of investment	Cost**	Current Value
		Money Market and Mutual Funds:
*	Fidelity Investments Institutional Operations Company, LLC	Government Money Market Fund	**	$18,109,711
	Dimensional Fund Advisors	U.S. Portfolio Institutional Class	**	20,204,749
*	Fidelity Investments Institutional Operations Company, LLC	Fidelity 500 Index Inst Fund	**	145,022,097
*	Fidelity Investments Institutional Operations Company, LLC	Mid Cap Index	**	12,502,222
*	Fidelity Investments Institutional Operations Company, LLC	International Index	**	15,654,888
	Baird	Core Plus Inst	**	20,718,300
	Ariel	International Inst	**	10,352,416
	PIMCO	All Asset Fund Institutional Class	**	727,501
	Dodge and Cox	Balanced Fund	**	17,063,315
*	Fidelity Investments Institutional Operations Company, LLC	Fidelity BrokerageLink	**	145,440
*	Fidelity Investments Institutional Operations Company, LLC	Fidelity Government Cash Reserves	**	2,388
				260,503,027
		Collective Trusts:
*	Fidelity Institutional Asset Management Trust Company	Index Target Date Income	**	3,431,866
*	Fidelity Institutional Asset Management Trust Company	Index Target Date 2015	**	12,365,151
*	Fidelity Institutional Asset Management Trust Company	Index Target Date 2025	**	52,469,384
*	Fidelity Institutional Asset Management Trust Company	Index Target Date 2035	**	113,459,357
*	Fidelity Institutional Asset Management Trust Company	Index Target Date 2045	**	149,176,074
*	Fidelity Institutional Asset Management Trust Company	Index Target Date 2055	**	68,182,062
*	Fidelity Institutional Asset Management Trust Company	Index Target Date 2065	**	2,568,755
				401,652,649
	Empower Annuity Insurance Company of America	Guaranteed Income Fund (at contract value)	**	20,708,360
*	Covista Inc.	Common Stock	**	9,908,025
*	Participant Loans- Various Participants	Participant loans with interest rates of 4.25% to 9.50% (maturing through December 2035)	**	10,265,394
				$703,037,455

*Indicates party-in-interest

**These investments are participant directed, and therefore, cost information is not required to be presented